T. ROWE PRICE QM U. S. VALUE EQUITY FUND

September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 4.6%
AT&T	12,815	485
Verizon Communications	7,723	466
		951
Entertainment 0.3%
Viacom, Class B	2,318	56
		56
Media 2.0%
AMC Networks, Class A (1)	1,175	58
Comcast, Class A	6,260	282
Discovery, Class C (1)	2,680	66
		406
Total Communication Services		1,413
CONSUMER DISCRETIONARY 6.2%
Auto Components 1.2%
Lear	1,001	118
Magna International	2,357	126
		244
Automobiles 0.8%
General Motors	4,430	166
		166
Distributors 0.5%
LKQ (1)	3,390	107
		107
Hotels, Restaurants & Leisure 1.3%
Aramark	2,730	119
Royal Caribbean Cruises	570	62
Wyndham Destinations	1,644	75
		256

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Household Durables 0.5%
PulteGroup	2,290	83
Whirlpool	125	20
		103
Multiline Retail 1.2%
Kohl's	1,540	76
Macy's	1,773	28
Target	1,420	152
		256
Specialty Retail 0.4%
Best Buy	1,205	83
		83
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings (1)	1,690	56
		56
Total Consumer Discretionary		1,271
CONSUMER STAPLES 6.1%
Beverages 0.8%
Coca-Cola European Partners	1,585	88
Molson Coors Brewing, Class B	1,295	74
		162
Food & Staples Retailing 2.1%
Kroger	3,120	80
Walgreens Boots Alliance	2,820	156
Walmart	1,616	192
		428
Food Products 1.7%
Bunge	1,300	74
Ingredion	940	77
JM Smucker	295	32
Kellogg	500	32
Tyson Foods, Class A	1,690	146
		361

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Household Products 0.7%
Kimberly-Clark	1,040	148
		148
Tobacco 0.8%
Altria Group	3,925	160
		160
Total Consumer Staples		1,259
ENERGY 8.6%

Energy Equipment & Services 0.2%
Baker Hughes	2,000	46
		46
Oil, Gas & Consumable Fuels 8.4%
Chevron	3,619	429
ConocoPhillips	3,335	190
Devon Energy	3,430	83
Exxon Mobil	4,947	349
HollyFrontier	1,850	99
Marathon Oil	5,950	73
Marathon Petroleum	2,659	162
Murphy Oil	2,400	53
Occidental Petroleum	2,950	131
Valero Energy	1,899	162
		1,731
Total Energy		1,777
FINANCIALS 22.7%

Banks 11.8%
Bank of America	16,490	481
Citigroup	5,200	359
Citizens Financial Group	3,115	110
Fifth Third Bancorp	5,488	150
JPMorgan Chase	5,798	683
KeyCorp	5,810	104
PNC Financial Services Group	592	83
Regions Financial	6,715	106
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
SunTrust Banks	1,225	84
Wells Fargo	5,230	264
		2,424
Capital Markets 2.4%
Ameriprise Financial	698	103
Goldman Sachs Group	494	102
Morgan Stanley	4,712	201
State Street	1,715	101
		507
Consumer Finance 1.9%
Ally Financial	3,508	116
Capital One Financial	1,202	110
Discover Financial Services	1,198	97
Synchrony Financial	1,930	66
		389
Diversified Financial Services 0.4%
AXA Equitable Holdings	3,690	82
		82
Insurance 6.2%
Aflac	2,580	135
Allstate	1,510	164
American International Group	3,126	174
Brighthouse Financial (1)	1,048	42
Everest Re Group	300	80
First American Financial	2,110	125
Lincoln National	1,400	85
MetLife	3,584	169
Principal Financial Group	890	51
Prudential Financial	1,460	131
Reinsurance Group of America	745	119
		1,275
Total Financials		4,677

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 12.1%
Biotechnology 2.6%
AbbVie	1,122	85
Amgen	674	130
Biogen (1)	475	111
Celgene (1)	240	24
Gilead Sciences	3,036	192
		542
Health Care Equipment & Supplies 0.5%
Zimmer Biomet Holdings	725	100
		100
Health Care Providers & Services 3.4%
Anthem	140	34
Cigna	1,117	169
CVS Health	3,871	244
HCA Healthcare	1,060	128
McKesson	865	118
		693
Pharmaceuticals 5.6%
Allergan	1,170	197
Jazz Pharmaceuticals (1)	580	74
Johnson & Johnson	2,935	380
Merck	1,285	108
Pfizer	10,705	385
		1,144
Total Health Care		2,479
INDUSTRIALS & BUSINESS SERVICES 9.8%
Aerospace & Defense 1.4%
Boeing	225	85
Spirit AeroSystems Holdings, Class A	850	70
Textron	2,610	128
		283

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Air Freight & Logistics 0.4%
United Parcel Service, Class B	660	79
		79
Airlines 1.8%
Alaska Air Group	1,100	71
Delta Air Lines	2,132	123
Southwest Airlines	1,390	75
United Airlines Holdings (1)	1,148	102
		371
Building Products 0.4%
Fortune Brands Home & Security	1,550	85
		85
Electrical Equipment 1.0%
Eaton	1,623	135
Regal Beloit	981	71
		206
Industrial Conglomerates 0.5%
General Electric	12,440	111
		111
Machinery 2.5%
AGCO	1,080	82
Allison Transmission Holdings	1,990	94
Cummins	897	146
Parker-Hannifin	600	108
Snap-on	590	92
		522
Professional Services 0.6%
ManpowerGroup	600	51
Nielsen Holdings	3,298	70
		121
Road & Rail 1.2%
CSX	2,230	155

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Union Pacific	500	81
		236
Total Industrials & Business Services		2,014
INFORMATION TECHNOLOGY 9.8%
Communications Equipment 0.8%
Cisco Systems	3,548	175
		175
IT Services 2.5%
DXC Technology	1,878	55
Fidelity National Information Services	890	118
Fiserv (1)	668	69
International Business Machines	1,120	163
Leidos Holdings	950	82
Perspecta	871	23
		510
Semiconductors & Semiconductor Equipment 4.4%
Broadcom	340	94
Intel	8,125	419
Lam Research	514	119
Micron Technology (1)	3,305	141
NXP Semiconductors	1,180	129
		902
Software 0.5%
Oracle	1,812	100
		100
Technology Hardware, Storage & Peripherals 1.6%
Apple	185	41
Hewlett Packard Enterprise	4,631	70
HP	4,960	94
NCR (1)	1,510	48
Seagate Technology	1,260	68
Western Digital	273	16
		337
Total Information Technology		2,024
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

MATERIALS 5.1%

Chemicals 2.9%
Celanese	1,024	125
Dow	2,510	120
Eastman Chemical	1,208	89
Huntsman	4,190	98
LyondellBasell Industries, Class A	1,837	164
		596
Containers & Packaging 1.4%
Berry Global Group (1)	1,790	70
International Paper	2,400	100
Owens-Illinois	1,817	19
Westrock	2,620	96
		285
Metals & Mining 0.8%
Reliance Steel & Aluminum	850	85
Steel Dynamics	2,830	84
		169
Total Materials		1,050
REAL ESTATE 3.5%

Equity Real Estate Investment Trusts 3.5%
Apartment Investment & Management, Class A, REIT	2,350	123
Gaming and Leisure Properties, REIT	1,840	70
Mid-America Apartment Communities, REIT	1,000	130
Omega Healthcare Investors, REIT	2,850	119
Piedmont Office Realty Trust, Class A, REIT	3,867	81
Service Properties Trust, REIT	2,732	70
Sunstone Hotel Investors, REIT	3,007	41
WP Carey, REIT	870	78
Total Real Estate		712
UTILITIES 5.2%

Electric Utilities 4.1%
Edison International	1,294	98
Entergy	1,279	150
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U. S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Evergy	840	56
Exelon	4,363	211
Portland General Electric	1,940	109
Southern	3,610	223
		847
Independent Power & Renewable Electricity Producers 0.5%
NRG Energy	2,630	104
		104
Multi-Utilities 0.6%
CenterPoint Energy	4,050	122
		122
Total Utilities		1,073
Total Common Stocks (Cost $17,373)		19,749

SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 2.00% (2)(3)	286,843	287
Total Short-Term Investments (Cost $287)		287

Total Investments in Securities 97.4%
(Cost $17,660)		$20,036
Other Assets Less Liabilities 2.6%		525
Net Assets 100.0%		$20,561

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$5	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government
Reserve Fund	$481	¤	¤$	287	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $287.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Value Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the
1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-
related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly
(including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation
Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value.
However, the Valuation Committee may also consider other valuation methods such as market-based

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.